Small Company Growth Portfolio (Prospectus Summary): | Small Company Growth Portfolio
Small Company Growth Portfolio (Class II)

Prospectus Supplement

October 4, 2011

The Universal Institutional Portfolios, Inc.

Supplement dated October 4, 2011 to The Universal Institutional Portfolios, Inc. Prospectus, dated April 29, 2011 of:

Small Company Growth Portfolio (Class II)

The third sentence of the fourth paragraph under the section entitled "Portfolio Summary—Small Company Growth Portfolio—Principal Investment Strategies" is deleted and replaced with the following:
The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, structured investments and other related instruments and techniques.
Please retain this supplement for future reference.